Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
5. Marketable Securities
We have historically invested in treasury bills, government and agency bonds, and certificates of deposit with maturity dates of less than 12 months. Our investments in these marketable securities are classified as available-for-sale securities in accordance with FASB ASC Topic 320, Investments — Debt and Equity Securities. These securities are carried at their fair value, and all unrealized gains and losses are recorded within other comprehensive income. In the third quarter of 2010, we invested in a bank deposit with an initial maturity date of 12 months. This investment was classified as held-to-maturity at December 31, 2010 and carried at its amortized cost. Marketable securities are classified as current for those expected to mature or be sold within 12 months and the remaining portion is classified as non-current. The cost of investment securities sold is determined by the specific identification method.
As of December 31, 2011 and 2010, we had current marketable securities totaling $13.6 million and $19.2 million, respectively, consisting of investments in treasury bills, government, municipal and agency bonds, corporate bonds, and certificates of deposits, all of which are valued at fair value using a market approach. In addition, we had noncurrent marketable securities totaling $4.5 million and $17.2 million as of December 31, 2011 and 2010, consisting of investments in municipal, agency, and corporate bonds, all of which are valued at fair value using a market approach.
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2011
Available-for-sale marketable securities
Municipal debt securities	$507	$1	$—	$508
U.S. agency debt securities	2,500	—	(2)	2,498
Corporate debt securities	15,089	4	—	15,093
Total available-for-sale marketable securities	$18,096	$5	$(2)	$18,099

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2010
Available-for-sale marketable securities
Municipal debt securities	$897	$—	$—	$897
U.S. agency debt securities	14,501	11	(1)	14,511
Certificates of deposits	38	—	—	38
Corporate debt securities	3,176	7	—	3,183
U.S. government debt securities	13,027	18	—	13,045
Total available-for-sale marketable securities	$31,639	$36	$(1)	$31,674

Held-to-maturity time deposits	$4,671	$—	$—	$4,671

Total marketable securities	$36,310	$36	$(1)	$36,345

The maturities of available-for-sale securities at December 31, 2011 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$13,592	$13,597
Due after one year through two years	4,504	4,502
	$18,096	$18,099